Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Receivables

	December 31, 2024	December 31, 2023
Trade accounts receivable, gross	$29,475	$39,157
Allowance for doubtful accounts	(5,292)	(1,667)
Trade accounts receivable, net	24,183	37,490
Other receivables	4,654	7,806
Contract assets	3,146	13,269
	$31,983	$58,565

Schedule of Explanation of Significant Changes in Contract Assets

Contract assets	December 31, 2024
At January 1, 2024	$13,269
Additions to contract assets	1,375
Invoiced during the year	(2,320)
Impaired during the year	(9,178)
At December 31, 2024	$3,146
Deferred revenue (i.e. contract liabilities) represents cash received from customers in excess of revenue recognized on uncompleted contracts.

Deferred revenue	December 31, 2024	December 31, 2023
Beginning Balance	$4,588	$8,030
Additions to deferred revenue	17,291	21,790
Revenue recognized during the year	(10,247)	(25,232)
Ending Balance	$11,632	$4,588

	December 31, 2024	December 31, 2023
Current deferred revenue	$6,643	$4,588
Non-current deferred revenue	4,989	—
Ending balance	$11,632	$4,588